Stock-based compensation - Summary of stock option activity (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 14, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Shares outstanding, Beginning Balance (shares)		2,580,491	2,156,250
Shares granted (shares)	654,544	1,517,544	1,059,500	763,320	994,748
Shares exercised (shares)		(97,310)	(1,576)	(8,516)	(47,280)
Shares forfeited (shares)		(714,699)	(418,642)
Shares expired (shares)		(705,387)	(215,041)
Shares outstanding, Ending Balance (shares)		2,580,639	2,580,491	2,156,250
Shares exercisable (shares)		1,126,248	1,404,844
Shares vested or expected to vest (shares)		2,580,639	2,580,491
Weighted-Average Exercise Price
Shares outstanding, weighted-average exercise price, Beginning Balance (in usd per share)		$ 6.65	$ 8.66
Shares granted, weighted-average exercise price (in usd per share)		2.74	4.20
Shares exercised, weighted-average exercise price (in usd per share)		1.21	1.67	$ 2.59	$ 8.63
Shares forfeited, weighted-average exercise price (in usd per share)		5.96	8.87
Shares expired, weighted-average exercise price (in usd per share)		8.35	10.51
Shares outstanding, weighted-average exercise price, Ending Balance (in usd per share)		4.28	6.65	$ 8.66
Shares exercisable, weighted-average exercise price (in usd per share)		5.92	7.21
Shares vested or expected to vest, weighted-average exercise price (in usd per share)		$ 4.28	$ 6.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted-average remaining contractual term (in years)		8 years 26 days	7 years 6 months 18 days	7 years 11 months 9 days
Exercisable, weighted-average remaining contractual term (in years)		6 years 6 months 18 days	6 years 6 months 22 days
Vested or expected to vest, weighted-average remaining contractual term (in years)		8 years 26 days	7 years 6 months 18 days
Outstanding, aggregate intrinsic value		$ 0	$ 803,600	$ 1,605,684
Exercisable, aggregate intrinsic value		0	692,232
Vested or expected to vest, aggregate intrinsic value		$ 0	$ 803,600